Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Opportunistic Municipal Securities Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0000797923
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Aug. 29, 2025
BNY Mellon Opportunistic Municipal Securities Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEBX
BNY Mellon Opportunistic Municipal Securities Fund | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBCX
BNY Mellon Opportunistic Municipal Securities Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBVX
BNY Mellon Opportunistic Municipal Securities Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBYX
BNY Mellon Opportunistic Municipal Securities Fund | Z
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBZX